Reverse Merger Capitalization with 7GC & Co. Holdings Inc.	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Reverse Merger Capitalization with 7GC & Co. Holdings Inc.

4. Reverse Merger Capitalization with 7GC & Co. Holdings Inc.

On December 14, 2023 (the “Closing Date”), Banzai consummated the previously announced Merger with 7GC, as a result of which Banzai became a wholly-owned subsidiary of 7GC. While 7GC was the legal acquirer of Banzai in the merger, for accounting purposes, Legacy Banzai was deemed to be the accounting acquirer in the merger. The determination was primarily based on Legacy Banzai’s stockholders having a majority of the voting power in the combined Company, Legacy Banzai having the ability to appoint a majority of the Board of Directors of the Company, Legacy Banzai’s existing management team comprising the senior management of the combined Company, Legacy Banzai comprising the ongoing operations of the combined Company and the combined Company assumed the name “Banzai International, Inc.”. Accordingly, for accounting purposes, the merger was treated as the equivalent of Legacy Banzai issuing stock for the net assets of 7GC, accompanied by a recapitalization. The net assets of 7GC are stated at historical cost, with no goodwill or other intangible assets recorded.

Retroactive Restatement for Conversion of Common Stock and Series A Preferred Stock by Applying Exchange Ratio

Upon the closing of the merger, holders of Legacy Banzai common stock and Series A preferred stock received shares of common stock in an amount determined by application of the Exchange Ratio. In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparable periods, prior to the merger, up to December 14, 2023, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Banzai’s stockholders in connection with the merger. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Banzai’s outstanding Series A preferred stock and Legacy Banzai’s common stock prior to the merger have been retroactively restated as shares reflecting the exchange ratio of approximately 0.6147 established in the merger. Legacy Banzai’s Series A preferred stock previously classified as temporary equity was retroactively adjusted, converted into common stock and reclassified to permanent equity as a result of the reverse recapitalization. The consolidated assets, liabilities, and results of operations prior to the merger are those of Legacy Banzai.

The aggregate consideration payable to securityholders of Banzai at the Closing Date was equal to $100,000,000. Holders of 3,207,428 shares of 7GC’s Class A common stock, par value $0.0001 per share (“7GC Class A Common Stock”), exercised their right to redeem their shares for cash at a redemption price of approximately $10.76 per share, for an aggregate redemption amount of $34,524,065. Immediately prior to the Closing Date, each share of Banzai’s Preferred Stock that was issued and outstanding was automatically converted into one share of Banzai’s Class A Common Stock, par value $0.0001 per share. Each share of Banzai’s Class B Common Stock that was not held by the Chief Executive Officer of the Company converted to one share of Banzai’s Class A Common Stock, while the Chief Executive Officer received Class B Common Stock.

On the terms and subject to the conditions set forth in the Merger Agreement, at the Second Effective Time, each share of common stock of the Surviving Corporation issued and outstanding immediately prior to the Second Effective Time was cancelled and no consideration was delivered therefore.

Upon the closing of the merger, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 350,000,000 shares, consisting of 250,000,000 shares of Class A Common Stock, 25,000,000 shares of Class B Common Stock, and 75,000,000 shares of Preferred Stock, all having a par value of $0.0001 per share. As of March 31, 2024, there were 20,221,589 shares of Common Stock and no shares of Preferred Stock outstanding.

Effect of Merger on Class A and Class B Common Stock

Upon the Close of the Merger, holders of Legacy Banzai common stock and Series A preferred stock were converted into shares of common stock in an amount determined by application of the Exchange Ratio. As noted above, the equity structure has been restated in all comparable periods, prior to the Merger, up to December 14, 2023, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Banzai’s stockholders in connection with the Merger.

4. Reverse Merger Capitalization with 7GC & Co. Holdings Inc.

On December 14, 2023 (the “Closing Date”), Banzai consummated the previously announced Merger with 7GC, as a result of which Banzai became a wholly-owned subsidiary of 7GC. While 7GC was the legal acquirer of Banzai in the merger, for accounting purposes, Legacy Banzai was deemed to be the accounting acquirer in the merger. The determination was primarily based on Legacy Banzai’s stockholders having a majority of the voting power in the combined Company, Legacy Banzai having the ability to appoint a majority of the Board of Directors of the Company, Legacy Banzai’s existing management team comprising the senior management of the combined Company, Legacy Banzai comprising the ongoing operations of the combined Company and the combined Company assumed the name “Banzai International, Inc.”. Accordingly, for accounting purposes, the merger was treated as the equivalent of Legacy Banzai issuing stock for the net assets of 7GC, accompanied by a recapitalization. The net assets of 7GC are stated at historical cost, with no goodwill or other intangible assets recorded.

Preferred Stock Conversion

Immediately prior to the First Merger (the “First Effective Time”), each share of Legacy Banzai Series A preferred stock, par value $0.0001 (the “Legacy Banzai Preferred Stock”), that was issued and outstanding was automatically converted into one share of Legacy Banzai Class A Common Stock, par value $0.0001 (the “Legacy Banzai Class A Common Stock”) in accordance with the Amended and Restated Certificate of Incorporation of Legacy Banzai, such that each converted share of Legacy Banzai Preferred Stock was no longer outstanding and ceased to exist, and each holder of shares of Legacy Banzai Preferred Stock thereafter ceased to have any rights with respect to such securities.

At the First Effective Time, by virtue of the First Merger and without any action on the part of 7GC, First Merger Sub, Legacy Banzai or the holders of any of the following securities:

(a)	each outstanding share of Legacy Banzai Class A Common Stock, including the shares of Legacy Banzai Class A Common Stock from the conversion of the Legacy Banzai Preferred Stock described above, and each outstanding share of Class B common stock of Legacy Banzai, par value $0.0001 per share (the “Legacy Banzai Class B Common Stock” and together with Legacy Banzai Class A Common Stock, “Legacy Banzai Common Stock”) (in each case, other than dissenting shares and any shares held in the treasury of Legacy Banzai), was cancelled and converted into the right to receive a number of shares of Class A Common Stock or a number of shares of Class B common stock of the Company, par value $0.0001 (“Class B Common Stock” and, collectively with Class A Common Stock, the “Common Stock”), respectively, equal to (x) the Per Share Value (as defined below) divided by (y) $10.00 (the “Exchange Ratio”);

(b)	(1) each option to purchase Legacy Banzai Class A Common Stock (“Legacy Banzai Option”), whether vested or unvested, that was outstanding immediately prior to the First Effective Time and held by any securityholders of Legacy Banzai immediately prior to the First Effective Time (each, a “Pre-Closing Holder”) who was providing services to Legacy Banzai immediately prior to the First Effective Time (a “Pre-Closing Holder Service Provider”), was assumed and converted into an option (a “Company Option”) to purchase shares of Class A Common Stock, calculated in the manner set forth in the Merger Agreement; and (2) the vested portion of each Legacy Banzai Option that was outstanding at such time and held by a Pre-Closing Holder who was not then providing services to Legacy Banzai (a “Pre-Closing Holder Non-Service Provider”) was assumed and converted into a Company Option to purchase shares of Class A Common Stock, calculated in the manner set forth in the Merger Agreement;

(c)

each right of each SAFE investor to receive a portion of the Total Consideration (as defined below) pursuant to certain Simple Agreements for Future Equity (“each, a “SAFE Agreement”) that was outstanding immediately prior to the First Effective Time was cancelled and converted into the right (each, a “SAFE Right”) to receive a number of shares of Class A Common Stock equal to (i) the Purchase Amount as defined in the applicable SAFE Agreement that governed such SAFE Right (the “SAFE Purchase Amount”) in respect of such SAFE Right divided by the Valuation Cap Price as defined in each SAFE Agreement in respect of such SAFE Right multiplied by (ii) the Exchange Ratio; and

(d)	each Subordinated Convertible Note set forth in Section 1.1(a) of the Legacy Banzai disclosure schedules to the Merger Agreement (the “Subordinated Convertible Notes”) that was outstanding immediately prior to the First Effective Time was cancelled and converted into the right to receive a number of shares of Class A Common Stock equal to (i) all of the outstanding principal and interest in respect of such Subordinated Convertible Note, divided by the quotient obtained by dividing the Valuation Cap by the Fully Diluted Capitalization (each as defined in and determined pursuant to the terms of such Subordinated Convertible Note) in respect of such Subordinated Convertible Note, multiplied by (ii) the Exchange Ratio.

(e)	“Per Share Value” equals (i) an amount equal to $100,000,000, payable in shares of Class A Common Stock or shares of Class B Common Stock, as applicable (the “Total Consideration”), divided by (ii) (A) the total number of shares of Legacy Banzai Class A Common Stock and Legacy Banzai Class B Common Stock issued and outstanding as of immediately prior to the First Effective Time, (B) the maximum aggregate number of shares of Legacy Banzai Class A Common Stock issuable upon full exercise of Legacy Banzai Options issued, outstanding, and vested immediately prior to the First Effective Time, (C) the maximum aggregate number of shares of Legacy Banzai Class A Common Stock issuable upon conversion of certain senior convertible notes outstanding as of immediately prior to the First Effective Time at the applicable conversion price, (D) the maximum aggregate number of shares of Legacy Banzai Class A Common Stock issuable upon conversion of all of the outstanding principal and interest under the Subordinated Convertible Notes as of immediately prior to the First Effective Time at the applicable conversion price, and (E) the maximum aggregate number of shares of Legacy Banzai Class A Common Stock issuable upon conversion of the SAFE Purchase Amount under each SAFE Right as of immediately prior to the First Effective Time at the applicable SAFE Conversion Price.

At the effective time of the Second Merger (the “Second Effective Time”), by virtue of the Second Merger and without any action on the part of 7GC, Surviving Corporation, Second Merger Sub or the holders of any securities of 7GC or the Surviving Corporation or the Second Merger Sub, each share of common stock of the Surviving Corporation issued and outstanding immediately prior to the Second Effective Time was cancelled and extinguished, and no consideration was delivered therefor.

Retroactive Restatement for Conversion of Common Stock and Series A Preferred Stock by Applying Exchange Ratio

Upon the closing of the merger, holders of Legacy Banzai common stock and Series A preferred stock received shares of common stock in an amount determined by application of the Exchange Ratio. In accordance with guidance applicable to these circumstances, the equity structure has been restated in all comparable periods, prior to the merger, up to December 14, 2023, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Banzai’s stockholders in connection with the merger. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Banzai’s outstanding Series A preferred stock and Legacy Banzai’s common stock prior to the merger have been retroactively restated as shares reflecting the exchange ratio of approximately 0.6147 established in the merger. Legacy Banzai’s Series A preferred stock previously classified as temporary equity was retroactively adjusted, converted into common stock and reclassified to permanent equity as a result of the reverse recapitalization. The consolidated assets, liabilities, and results of operations prior to the merger are those of Legacy Banzai.

The aggregate consideration payable to securityholders of Banzai at the Closing Date was equal to $100,000,000. Holders of 3,207,428 shares of 7GC’s Class A common stock, par value $0.0001 per share (“7GC Class A Common Stock”), exercised their right to redeem their shares for cash at a redemption price of approximately $10.76 per share, for an aggregate redemption amount of $34,524,065. Immediately prior to the Closing Date, each share of Banzai’s Preferred Stock that was issued and outstanding was automatically converted into one share of Banzai’s Class A Common Stock, par value $0.0001 per share. Each share of Banzai’s Class B Common Stock that was not held by the Chief Executive Officer of the Company converted to one share of Banzai’s Class A Common Stock, while the Chief Executive Officer received Class B Common Stock.

On the terms and subject to the conditions set forth in the Merger Agreement, at the Second Effective Time, each share of common stock of the Surviving Corporation issued and outstanding immediately prior to the Second Effective Time was cancelled and no consideration was delivered therefore.

Treatment of Outstanding Equity Awards

In addition, as of the First Effective Time: (i) each Legacy Banzai Option, whether vested or unvested, that was outstanding immediately prior to the First Effective Time and held by a Pre-Closing Holder Service Provider, was assumed and converted into a Company Option with respect to a number of shares of Class A Common Stock calculated in the manner set forth in the Merger Agreement; and (ii) the vested portion of each Legacy Banzai Option that was outstanding at such time and held by a Pre-Closing Holder Non-Service Provider was assumed and converted into a Company Option with respect to a number of shares of Class A Common Stock calculated in the manner set forth in the Merger Agreement. See Note 19-Stock-Based Compensation for further details related to the outstanding equity awards.

Treatment of SAFE Rights

As of the First Effective Time, each SAFE Right that was outstanding immediately prior to the First Effective Time was cancelled and converted into and became the right to receive a number of shares of Class A Common Stock equal to the SAFE Purchase Amount in respect of such SAFE Right divided by the SAFE Conversion Price in respect of such SAFE Right multiplied by (ii) the Exchange Ratio. See Note 16-Simple Agreements for Future Equity for further details related to the SAFEs.

Treatment of Convertible Notes

As of the First Effective Time, each Subordinated Convertible Note that was outstanding immediately prior to the First Effective Time was cancelled and converted into the right to receive a number of shares of Class A Common Stock equal to (i) all of the outstanding principal and interest in respect of such Subordinated Convertible Note divided by the Subordinated Convertible Note Conversion Price in respect of such Subordinated Convertible Note, multiplied by (ii) the Exchange Ratio. In connection with the Forbearance Agreement and amended and restated Senior Convertible Notes, each Senior Convertible Note remained outstanding following the Closing (to be convertible at CP BF’s option into shares of Class A Common Stock after the Merger).

On December 14, 2023, Legacy Banzai entered into the Forbearance Amendment, pursuant to which CP BF agreed not to exercise any right or remedy under the Loan Agreement with CP BF entered into on February 19, 2021 (the “CP BF Loan Agreement”), including its right to accelerate the aggregate amount outstanding under the CP BF Loan Agreement, until (a) the date that is the earlier of the date that all Yorkville Promissory Notes to be issued under the SEPA (See below for further detail) have been repaid (and/or converted) in full, or (b) six months after the Closing of the Merger. See below and Note 14-Debt for further details.

Material Agreements Related to the Close of the Merger

In connection with the close of the merger, the following material agreements and transactions were entered into by 7GC and Legacy Banzai:

●	Sponsor Forfeiture Agreement-On August 4, 2023, 7GC, 7GC & Co. Holdings LLC, a Delaware limited liability company (the “Sponsor”), and Legacy Banzai entered into a Sponsor Forfeiture Agreement (the “Sponsor Forfeiture Agreement”), pursuant to which, contingent upon Closing, the Sponsor agreed to forfeit all 7,350,000 of its private placement warrants to purchase shares of 7GC Class A Common Stock, exercisable at $11.50 per share (the “Forfeited Private Placement Warrants”), acquired by the Sponsor in December 2020 in connection with the IPO. At the Closing, the Forfeited Private Placement Warrants were transferred from the Sponsor to 7GC for cancellation in exchange for no consideration, and 7GC retired and cancelled all of the Forfeited Private Placement Warrants.

●	Yorkville Standby Equity Purchase Agreement (“SEPA”)-On December 14, 2023, the Company entered into the Original SEPA with Legacy Banzai and Yorkville. Additionally, Yorkville agreed to advance to the Company the principal amount of $3.5 million, which was subsequently increased pursuant to the SEPA Supplemental Agreement by $1.0 million to an aggregate principal amount of $4.5 million (the “Pre-Paid Advance”). The Pre-Paid Advance is evidenced by promissory notes convertible into shares of Class A Common Stock (each, a “Yorkville Promissory Note”). See Note 14-Debt and Note 18-Equity for further details of these transactions.

●	Share Transfer Agreements and Alco Promissory Notes-In connection with the Merger, Legacy Banzai issued the Alco September 2023 Promissory Note and the Alco November 2023 Promissory Note and entered into certain share transfer agreements (the “Prior Transfer Agreements”), dated October 3, 2023 and November 16, 2023, with Alco, 7GC and Sponsor, pursuant to which the parties agreed, concurrently with and contingent upon the Closing, that the Sponsor would forfeit 150,000 and 75,000 shares of 7GC Class B Common Stock and the Company would issue to Alco 150,000 and 75,000 shares of Class A Common Stock.

On December 13, 2023, in connection with the Merger, 7GC and the Sponsor entered into a share transfer agreement (the “December Share Transfer Agreement”) with Alco, pursuant to which for each $10.00 in principal borrowed under the New Alco Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three shares of Class A Common Stock, in each case, at (and contingent upon) the Closing, with such forfeited and issued shares capped at an amount equal to 600,000. Additionally, in connection with the December Share Transfer Agreement, (a) Legacy Banzai issued the New Alco Note to Alco in the aggregate principal amount of $2.0 million, which bears interest at a rate of 8% per annum and will be due and payable on December 31, 2024, and (b) Legacy Banzai, Alco, and CP BF Lending, LLC agreed to amend that certain Subordinated Promissory Note issued by Legacy Banzai to Alco on September 13, 2023 in the aggregate principal amount of $1.5 million to extend the maturity date from January 10, 2024 to September 30, 2024 (the “Alco Note Amendment”). Immediately prior to, and substantially concurrently with, the Closing, (i) the Sponsor surrendered and forfeited to 7GC for no consideration an aggregate of 825,000 shares of 7GC Class B Common Stock and (ii) the Company issued to Alco 825,000 shares of Class A Common Stock pursuant to the Share Transfer Agreements. See Note 14-Debt for further details of these transactions.

●	GEM Agreements-On May 27, 2022, Legacy Banzai entered into a certain share purchase agreement with GEM (the “GEM Agreement”), pursuant to which, among other things, upon the terms and subject to the conditions of the GEM Agreement, GEM was to purchase from Legacy Banzai (or its successor per the GEM Agreement) up to the number of duly authorized, validly issued, fully paid and non-assessable shares of common stock having an aggregate value of $100,000,000. Further, in terms of the GEM Agreement, on the date of public listing of Legacy Banzai, Legacy Banzai was required to make and execute a warrant granting GEM the right to purchase up to the number of common shares of Legacy Banzai that would be equal to 3% of the total equity interests, calculated on a fully diluted basis, and at an exercise price per share equal to the lesser of (i) the public offering price or closing bid price on the date of public listing or (ii) the quotient obtained by dividing $650 million by the total number of equity interests.

On December 13, 2023, Legacy Banzai and GEM entered into that certain binding term sheet (the “GEM Term Sheet”) and, on December 14, 2023, a letter agreement (the “GEM Letter”), agreeing to terminate in its entirety the GEM Agreement by and between Legacy Banzai and GEM, other than with respect to the Company’s obligation (as the post-combination company in the Merger) to issue to GEM a warrant (the “GEM Warrant”) granting the right to purchase Class A Common Stock in an amount equal to 3% of the total number of equity interests outstanding as of the Closing, calculated on a fully diluted basis, at an exercise price on the terms and conditions set forth therein, in exchange for issuance of a $2.0 million convertible debenture with a five-year maturity and 0% coupon, with the documentation of such debenture to be agreed upon and finalized promptly following the Closing. See Note 15-Warrant Liabilities for further details of these transactions, and Note 21-Subsequent Events for details related to the subsequent settlement agreement entered into with GEM, in 2024.

●	7GC Promissory Notes-On December 12, 2023, in connection with the Merger, the Sponsor came to a non-binding agreement with 7GC to amend the optional conversion provision of the 7GC Promissory Notes, consisting of (i) the 7GC 2022 Promissory Note, issued by 7GC to the Sponsor, pursuant to which 7GC may borrow up to $2,300,000 from the Sponsor, and (ii) the 2023 Promissory Note, to provide that the Sponsor has the right to elect to convert up to the full amount of the principal balance of the 7GC Promissory Notes, in whole or in part, 30 days after the Closing at a conversion price equal to the average daily VWAP of Class A Common Stock for the 30 trading days following the Closing (equal to approximately $2.86 per share). See Note 14-Debt and Note 6-Related Party Transactions for further details of this transaction, and Note 21-Subsequent Events for details related to the subsequent conversion of the 7GC Promissory Notes, in 2024.

●	CP BF Senior Convertible Notes-On February 19, 2021, Legacy Banzai issued the First Senior Convertible Note in an aggregate principal amount of $1,500,000 to CP BF in connection with the Loan Agreement. On October 10, 2022, the Loan Agreement was amended, whereby CP BF waived payment by Banzai of four months of cash interest with respect to the term loan under the Loan Agreement in replacement for the Second Senior Convertible Note in an aggregate principal amount of $321,345. On August 24, 2023, Legacy Banzai and CP BF entered into the Forbearance Agreement, in connection with which they agreed to amend and restate the Senior Convertible Notes so that they would not convert at the Closing of the Merger as a “Change of Control.” After Closing, the Senior Convertible Notes became convertible, at CP BF’s option on 5 days’ written notice to the Company, into shares of Class A Common Stock. The Senior Convertible Notes provide that, at all times after a SPAC Transaction (as defined in the Senior Convertible Notes), the conversion price for any such conversion is approximately $4.35 per share (subject to adjustment as set forth therein). See Note 14-Debt for further details of this transaction.

●	Cantor Fee Agreement-On November 8, 2023, Cantor Fitzgerald & Co. (“Cantor”) and 7GC entered into the Fee Reduction Agreement, pursuant to which Cantor agreed to forfeit $4,050,000 of the aggregate of $8,050,000 of deferred underwriting fees payable (“Original Deferred Fee”), with the remaining $4,000,000 payable by 7GC to Cantor (the “Reduced Deferred Fee”) following the Closing of the Merger. Pursuant to the Fee Reduction Agreement, the Reduced Deferred Fee was payable in the form of the Cantor Fee Shares, calculated as a number of shares of Class A Common Stock equal to the greater of (a) 400,000 or (b) the quotient obtained by dividing (x) the Reduced Deferred Fee by (y) the dollar volume-weighted average price for the shares of Class A Common Stock on Nasdaq, over the five trading days immediately preceding the date of filing of this resale registration statement on Form S-1, as reported by Bloomberg through its “AQR” function (as adjusted for any stock dividend, split, combination, recapitalization or other similar transaction). 7GC and Cantor amended the Fee Reduction Agreement on December 28, 2023 to provide that the Reduced Deferred Fee was payable in the form of 1,113,927 shares of Class A Common Stock and to provide that Cantor is subject to a 12-month lock-up with respect to the Cantor Fee Shares. On December 28, 2023, the Company issued the Cantor Fee Shares to Cantor, covering the Reduced Deferred Fee in accordance with the Fee Reduction Agreement. Pursuant to the Fee Reduction Agreement, the Company also agreed to use its reasonable best efforts to have the registration statement declared effective by the SEC by the 120th calendar day after December 29, 2023, the date of the initial filing thereof, and to maintain the effectiveness of such registration statement until the earliest to occur of (i) the second anniversary of the date of the effectiveness thereof, (ii) the Cantor Fee Shares shall have been sold, transferred, disposed of or exchanged by Cantor, and (iii) the Cantor Fee Shares issued to Cantor may be sold without registration pursuant to Rule 144 under the Securities Act (such obligations, the “Cantor Registration Rights Obligations”). See Note 17-Commitments and Contingencies for further details of this transaction.

Upon the closing of the merger, the Company’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 350,000,000 shares, consisting of 250,000,000 shares of Class A Common Stock, 25,000,000 shares of Class B Common Stock, and 75,000,000 shares of Preferred Stock, all having a par value of $0.0001 per share. As of December 31, 2023, there were 16,019,256 shares of Common Stock and no shares of Preferred Stock outstanding.

Reconciliation of the Merger to the Company’s Consolidated Financial Statements

The following table reconciles the elements of the Merger to the consolidated statements of cash flows:

Recapitalization
Deferred underwriting fees assumed	$4,000,000
Convertible notes payable assumed	2,550,000
Warrant liabilities assumed	460,000
Less: effect on equity	(14,625,462)
Effect of reverse recapitalization, net of transaction costs	$(7,615,462)

The following table reconciles the elements of the Merger to the consolidated statements of changes in stockholders’ deficit:

Recapitalization
Cash	$197,166
Non-cash net working capital assumed	(7,812,628)
Deferred underwriting fees assumed	(4,000,000)
Convertible notes payable assumed	(2,550,000)
Fair value of assumed warrant liabilities	(460,000)
Transaction costs	(3,233,097)
Effect of reverse recapitalization	$(17,858,559)

The effect of the reverse recapitalization above differs from the effect of equity on the consolidated statements of cash flows, due to the transaction costs.

Effect of Merger on Class A and Class B Common Stock

Upon the Close of the Merger, holders of Legacy Banzai common stock and Series A preferred stock were converted into shares of common stock in an amount determined by application of the Exchange Ratio. As noted above, the equity structure has been restated in all comparable periods, prior to the Merger, up to December 14, 2023, to reflect the number of shares of the Company’s common stock, $0.0001 par value per share, issued to Legacy Banzai’s stockholders in connection with the Merger. At January 1, 2022, the Company had 8,276,972 shares of common stock issued and outstanding, consisting of 1,956,972 shares of Class A common stock and 6,320,000 shares of Class B common stock. Additionally, the company had 2,328,823 shares of Series A preferred stock outstanding. The retrospective impact of the recapitalization to Class A common stock and Class B common stock was a decrease of 754,119 and 2,435,327, respectively. The retrospective impact of the Series A preferred stock outstanding was a decrease of 897,380 shares. The total impact to common stock was 1,758,003 which was determined by the decrease in the Class A and Class B common stock of 754,119 and 2,435,327, respectively, offset by the increase of reclassification of the Series A preferred stock into common stock of 1,431,443.

The total shares of common stock issued and outstanding at December 31, 2022, after giving effect to the recapitalization and activity during the year, was 6,445,599, consisting of 2,560,926 shares of Class A common stock and 3,884,673 shares of Class B common stock. At December 31, 2023, the Company had 16,019,256 shares of common stock issued and outstanding, consisting of 13,708,122 shares of Class A common stock and 2,311,134 shares of Class B common stock.